As filed with the Securities and Exchange Commission on September 20, 2018

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

.	THE SECURITIES ACT OF 1933	☒
	Post-Effective Amendment No. 1,969	☒
and/or
REGISTRATION STATEMENT
UNDER
	THE INVESTMENT COMPANY ACT OF 1940	☒
	Amendment No. 1,969	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 19, 2018, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,969 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 19, 2018, the effectiveness of the registration statement for the iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,929 on June 29, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,961	September 11, 2018	September 21, 2018

This Post-Effective Amendment No. 1,969 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,929.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,969 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of September, 2018.

iSHARES TRUST

By:
Martin Small*
President

Date: September 20, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,969 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: September 20, 2018

John E. Martinez*
Trustee

Date: September 20, 2018

Cecilia H. Herbert*
Trustee

Date: September 20, 2018

Charles A. Hurty*
Trustee

Date: September 20, 2018

John E. Kerrigan*
Trustee

Date: September 20, 2018

Robert S. Kapito*
Trustee

Date: September 20, 2018

Madhav V. Rajan*
Trustee

Date: September 20, 2018

Jane D. Carlin*
Trustee

Date: September 20, 2018

Drew E. Lawton**
Trustee

Date: September 20, 2018

Richard L. Fagnani**
Trustee

Date: September 20, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: September 20, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: September 20, 2018

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.